Going concern and risk management policies (Tables)	6 Months Ended
Jun. 30, 2018
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Committed Facilities

At 30 June 2018, the Group has access to £8.2 billion of committed facilities with maturity dates spread over the years 2019 to 2046 as illustrated below:

	Maturity by year
		2019	2020	2021	2022	2023+
	£m	£m	£m	£m	£m	£m
£ bonds £400m (2.875% ’46)	400.0					400.0
US bond $500m (5.625% ’43)	379.0					379.0
US bond $272m (5.125% ’42)	205.8					205.8
Eurobonds €600m (1.625% ’30)	531.0					531.0
Eurobonds €750m (2.25% ’26)	663.8					663.8
Eurobonds €500m (1.375% ’25)	442.5					442.5
US bond $750m (3.75% ’24)	568.4					568.4
Eurobonds €750m (3.0% ’23)	663.8					663.8
US bond $500m (3.625% ’22)	379.0				379.0
Eurobonds €250m (3m EURIBOR + 0.45% ’22)	221.3				221.3
US bond $812m (4.75% ’21)	615.7			615.7
Bank revolver ($2,500m)	1,894.8			1,894.8
Bank revolver (A$520m)	291.4			291.4
£ bonds £200m (6.375% ’20)	200.0		200.0
Eurobonds €250m (3m EURIBOR + 0.32% ’20)	221.3		221.3
Eurobonds €600m (0.75% ’19)	531.0	531.0
Total committed facilities available	8,208.8	531.0	421.3	2,801.9	600.3	3,854.3
Drawn down facilities at 30 June 2018	6,627.1	531.0	421.3	1,220.2	600.3	3,854.3
Undrawn committed credit facilities	1,581.7